INVESTMENT IN OTHER COMPANIES	12 Months Ended
Dec. 31, 2012
INVESTMENT IN OTHER COMPANIES [Abstract]
INVESTMENT IN OTHER COMPANIES
NOTE 6:-	INVESTMENT IN OTHER COMPANIES

The Company's investments in companies comprise of an investment in Surf Communication Systems Ltd.:

	December 31,
	2012	2011

Cost net of cumulative impairment losses	$-	$68

During 2012, a full impairment loss of $68 was recognized against the investment in Surf Communication Systems Ltd.